Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
Note 5 - Loans

The composition of the loan portfolio at December 31, 2011 and 2010 is presented below:

($ in thousands)		Percent		Percent
	2011	of Total	2010	of Total
Commercial real estate
Construction and development	$ 22,675	3.0%	$ 20,819	2.5%
Owner-occupied	110,900	14.6	120,797	14.6
Non owner-occupied	221,128	29.1	231,641	28.0
Residential real estate - mortgage	324,365	42.7	363,390	44.0
Commercial	68,304	9.0	74,889	9.1
Installment and other consumer	12,306	1.6	15,026	1.8
Gross loans	759,678	100.0%	826,562	100.0%
Allowance for loan losses	(21,917)		(20,350)
Net loans	$ 737,761		$ 806,212

For purposes of the disclosures required pursuant to accounting standards, the loan portfolio was disaggregated into segments and then further disaggregated into classes for certain disclosures.  A portfolio segment is defined as the level at which an entity develops and documents a systematic method for determining its allowance for loan losses. There are four loan portfolio segments that include commercial real estate, residential real estate-mortgage, commercial and installment and other consumer.  Commercial real estate has three classes including construction and development, owner-occupied and non owner-occupied.  The construction and development class includes residential and commercial construction and development loans.  Land and lot development loans are included in the non owner-occupied commercial real estate class or residential real estate segment depending on the property type.

Changes in the allowance for loan losses are summarized as follows:

($ in thousands)	2011	2010	2009
Balance, beginning of year	$ 20,350	$ 17,678	$ 13,300
Provision for loan losses	20,035	21,020	13,065
Charge-offs	(18,974)	(18,765)	(8,893)
Recoveries	506	417	206
Balance, end of year	$ 21,917	$ 20,350	$ 17,678

The following tables detail the change in the allowance for loan losses on the basis of the Company's impairment methodology by loan segment:

2011
($ in thousands)	Commercial Real Estate	Residential Real Estate	Commercial	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 4,722	$ 13,582	$ 1,528	$ 518	$ -	$ 20,350
Charge-offs	(3,777)	(14,026)	(843)	(328)	-	(18,974)
Recoveries	27	407	30	42	-	506
Provision	5,190	14,232	556	(39)	96	20,035
Ending balance	$ 6,162	$ 14,195	$ 1,271	$ 193	$ 96	$ 21,917
Ending balance: individually evaluated for impairment	$ 1,108	$ 5,813	$ 145	$ -	$ -	$ 7,066
Ending balance: collectively evaluated for impairment	$ 5,054	$ 8,382	$ 1,126	$ 193	$ 96	$ 14,851
Loans
Ending balance	$ 354,703	$ 324,365	$ 68,304	$ 12,306	$ -	$ 759,678
Ending balance: individually evaluated for impairment	$ 10,936	$ 24,941	$ 522	$ -	$ -	$ 36,399
Ending balance: collectively evaluated for impairment	$ 343,767	$ 299,424	$ 67,782	$ 12,306	$ -	$ 723,279

2010
($ in thousands)	Commercial Real Estate	Residential Real Estate	Commercial	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 5,740	$ 10,690	$ 977	$ 227	$ 44	$ 17,678
Charge-offs	(5,840)	(11,729)	(1,080)	(116)	-	(18,765)
Recoveries	20	352	17	28	-	417
Provision	4,802	14,269	1,614	379	(44)	21,020
Ending balance	$ 4,722	$ 13,582	$ 1,528	$ 518	$ -	$ 20,350
Ending balance: individually evaluated for impairment	$ 285	$ 4,055	$ 540	$ 257	$ -	$ 5,137
Ending balance: collectively evaluated for impairment	$ 4,437	$ 9,527	$ 988	$ 261	$ -	$ 15,213
Loans
Ending balance	$ 373,257	$ 363,390	$ 74,889	$ 15,026	$ -	$ 826,562
Ending balance: individually evaluated for impairment	$ 3,865	$ 25,669	$ 596	$ 257	$ -	$ 30,387
Ending balance: collectively evaluated for impairment	$ 369,392	$ 337,721	$ 74,293	$ 14,769	$ -	$ 796,175

A loan is considered impaired, in accordance with the impairment accounting guidance, when based on current information and events, it is probable that the Company will be unable to collect all amounts due from the borrower in accordance with the contractual term of the loan.  Impaired loans include loans modified in TDRs where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following is a summary of information pertaining to impaired loans as of and for the year ended December 31, 2011:

($ in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired loans without a valuation allowance
Commercial real estate
Construction and development	$ -	$ -	$ -
Owner-occupied	710	758	-
Non owner-occupied	5,998	6,507	-
Residential real estate - mortgage	12,940	19,556	-
Commercial	294	351	-
Installment and other consumer	-	-	-
Total impaired loans without a valuation allowance	19,492	27,172	-
Impaired loans with a valuation allowance
Commercial real estate
Construction and development	2,325	3,325	751
Owner-occupied	2,946	3,034	425
Non owner-occupied	3,239	3,742	481
Residential real estate - mortgage	22,889	24,958	6,776
Commercial	721	778	215
Installment and other consumer	99	103	13
Total impaired loans with a valuation allowance	32,219	35,940	8,661
Total impaired loans	$ 51,711	$ 63,112	$ 8,661
Average investment in impaired loans	$ 55,324
Interest income recognized on impaired loans	$ 818

The following is a summary of information pertaining to impaired loans as of and for the year ended December 31, 2010:

($ in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired loans without a valuation allowance
Commercial real estate
Construction and development	$ 152	$ 177	$ -
Owner-occupied	1,075	1,374	-
Non owner-occupied	301	3,979	-
Residential real estate - mortgage	12,906	18,476	-
Commercial	-	-	-
Installment and other consumer	-	-	-
Total impaired loans without a valuation allowance	14,434	24,006	-
Impaired loans with a valuation allowance
Commercial real estate
Construction and development	2,218	3,218	265
Owner-occupied	1,647	1,667	186
Non owner-occupied	2,926	3,353	372
Residential real estate - mortgage	30,634	33,471	6,316
Commercial	1,196	1,425	619
Installment and other consumer	814	818	349
Total impaired loans with a valuation allowance	39,435	43,952	8,107
Total impaired loans	$ 53,869	$ 67,958	$ 8,107
Average investment in impaired loans for the year	$ 53,962
Income recognized on impaired loans for the year	$ 821

For 2009, the Company had an average investment of $45,892,000 in impaired loans and recognized interest income of $957,000 on impaired loans.
 Impaired loans with a valuation allowance include pools of impaired loans.

The following table presents the aging of the recorded investment in past due and nonaccrual loans as of December 31, 2011 by class of loans:

($ in thousands)	30-59 days past due	60-89 days past due	Accruing greater than 90 days past due	Nonaccrual	Total past due and nonaccrual
Commercial real estate
Construction and development	$ -	$ -	$ -	$ 2,325	$ 2,325
Owner-occupied	77	931	-	1,232	2,240
Non owner-occupied	1,217	260	-	7,054	8,531
Residential real estate - mortgage	10,322	2,107	213	23,376	36,018
Commercial	23	162	-	652	837
Installment and other consumer	20	13	-	29	62
Total	$ 11,659	$ 3,473	$ 213	$ 34,668	$ 50,013

The following table presents the aging of the recorded investment in past due and nonaccrual loans as of December 31, 2010 by class of loans:

($ in thousands)	30-59 days past due	60-89 days past due	Accruing greater than 90 days past due	Nonaccrual	Total past due and nonaccrual
Commercial real estate
Construction and development	$ -	$ -	$ -	$ 2,370	$ 2,370
Owner-occupied	1,471	-	251	1,194	2,916
Non owner-occupied	309	12	803	1,595	2,719
Residential real estate - mortgage	4,114	4,894	1,855	26,446	37,309
Commercial	120	85	151	760	1,116
Installment and other consumer	147	12	4	471	634
Total	$ 6,161	$ 5,003	$ 3,064	$ 32,836	$ 47,064

Internal risk-rating grades are assigned to each loan by lending or credit administration, based on an analysis of the financial and collateral strength and other credit attributes underlying each loan.  Management analyzes the resulting ratings, as well as other external statistics and factors, such as delinquency, to track the migration performance of the portfolio balances.  Loan grades range between 1 and 8, with 1 being loans with the least credit risk.  Loans that migrate toward the “Pass” grade (those with a risk rating between 1 and 4) or within the “Pass” grade generally have a lower risk of loss and therefore a lower risk factor.  The “Special Mention” grade (those with a risk rating of 5) is utilized on a temporary basis for “Pass” grade loans where a significant risk-modifying action is anticipated in the near term.  Substantially all of the “Special Mention” loans are performing.  Loans that migrate toward the “Substandard” or higher grade (those with a risk rating between 6 and 8) generally have a higher risk of loss and therefore a higher risk factor applied to those related loan balances.

The following table presents the Company's loan portfolio by risk-rating grades at December 31, 2011:

($ in thousands)	Pass (1-4)	Special Mention (5)	Sub- standard (6)	Doubtful (7)	Loss (8)	Total
Commercial real estate
Construction and development	$ 19,749	$ 147	$ 2,779	$ -	$ -	$ 22,675
Owner-occupied	101,004	3,444	6,452	-	-	110,900
Non owner-occupied	201,960	4,833	14,335	-	-	221,128
Residential real estate - mortgage	260,301	19,190	44,874	-	-	324,365
Commercial	64,406	622	3,276	-	-	68,304
Installment and other consumer	11,760	67	479	-	-	12,306
Total	$ 659,180	$ 28,303	$ 72,195	$ -	$ -	$ 759,678

The following table presents the Company's loan portfolio by risk-rating grades at December 31, 2010:

($ in thousands)	Pass (1-4)	Special Mention (5)	Sub-standard (6)	Doubtful (7)	Loss (8)	Total
Commercial real estate
Construction and development	$ 17,792	$ 577	$ 2,450	$ -	$ -	$ 20,819
Owner-occupied	114,603	1,851	4,343	-	-	120,797
Non owner-occupied	216,744	9,017	5,880	-	-	231,641
Residential real estate - mortgage	290,894	19,936	51,317	1,243	-	363,390
Commercial	71,361	666	2,562	300	-	74,889
Installment and other consumer	14,011	78	762	175	-	15,026
Total	$ 725,405	$ 32,125	$ 67,314	$ 1,718	$ -	$ 826,562

As a result of adopting the accounting standards related to TDRs, the Company reassessed all restructurings that occurred on or after January 1, 2011 for identification as TDRs.  The Company identified no additional loans for which the allowance for loan losses had previously been measured under a general allowance for loan losses methodology.  The accounting standards require prospective application of the impairment measurement guidance for those loans newly identified as impaired.  At December 31, 2011, there was no recorded loan investment for which the allowance for loan losses was previously measured under a general allowance for loan losses methodology that was previously not considered impaired.

TDRs of $16.1 million and $26.1 million were performing to their agreed terms at December 31, 2011 and 2010, respectively.  There was $2.0 million and $4.2 million in specific reserves established for these loans at December 31, 2011 and 2010, respectively.  The total amount of TDRs that subsequently defaulted at December 31, 2011 and 2010 was $11.2 million and $6.6 million, respectively.  There was $4.2 million and $719,000 in specific reserves established for these loans at December 31, 2011 and 2010, respectively.  The Company has committed to lend additional amounts totaling up to $79,000 as of December 31, 2011 to customers with outstanding loans that are classified as TDRs.

During the year ended December 31, 2011, the terms of certain loans were modified as TDRs.  The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.  The following table presents additional information on TDRs including the number of loan contracts restructured and the pre- and post-modification recorded investment for the year ended December 31, 2011:

($ in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial real estate
Construction and development	0	$ -	$ -
Owner-occupied	3	1,492	1,492
Non owner-occupied	2	245	245
Residential real estate - mortgage	13	3,863	3,646
Commercial	3	435	435
Installment and other consumer	0	-	-
Total	21	$ 6,035	$ 5,818

There were specific reserves established for loans that were restructured during the twelve months ended December 31, 2011 of approximately $74,000.

One TDR with a recorded investment of $66,000 subsequently defaulted during the twelve months ended December 31, 2011 that had been restructured over the past twelve months.

The Company has granted loans to certain directors and executive officers of the Company and to their related interests.  The aggregate amount of loans was $42,318,000 and $42,590,000 at December 31, 2011 and 2010, respectively.  During 2011, new loans of $24,680,000 were made and repayments of $24,952,000 were received.  Unfunded commitments of credit available to related parties aggregated $9,364,000 and $7,917,000 at December 31, 2011 and 2010, respectively.  Related party loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than normal risk of collection.

As of December 31, 2011 and 2010, the Subsidiary Banks have pledged loans under blanket liens of approximately $304 million and $360 million, respectively, to the FHLB and the FRB for secured borrowing lines.